Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 22, 2025 to the current variable annuity prospectuses for:

•	Retirement Cornerstone® Series 15.0
•	Retirement Cornerstone® Series 15A
•	Retirement Cornerstone® Series 15B
•	Retirement Cornerstone® Series 15.0 Series E
•	Retirement Cornerstone® Series 15A Series E
•	Retirement Cornerstone® Series 15B Series E
•	Retirement Cornerstone® Series 17
•	Retirement Cornerstone® Series 17 Series E
•	Retirement Cornerstone® Series 19
•	Retirement Cornerstone® Series 19 Series E

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, updating summary prospectuses and modern alternative disclosure notices for variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices (collectively, the “Prospectuses” or “Prospectus”). Unless otherwise indicated, all other information included in your prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The Portfolios discussed below may not be available in all contracts. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. As is applicable to your contract, please note the following:

Substitution of Underlying Portfolio Shares

Subject to all necessary regulatory and other approvals, effective on or about October 24, 2025 (the “Substitution Date”), pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, shares of the Replacement Portfolios listed in the table below will be substituted for shares of the corresponding Removed Portfolios listed opposite their names at relative net asset value. Each of the Removed Portfolios currently serves as an underlying Portfolio for a variable investment option. At the time of the substitution, each impacted variable investment option will change its name to correspond to the Replacement Portfolio name. We will automatically direct any contributions, allocation elections, rebalancing or other transaction made using the old variable investment option name to the applicable new variable investment option name. Until each substitution occurs, the variable investment option that invests in the underlying portfolio being substituted will be available for investment. You may continue to transfer your account value among the investment options prior to the substitution, as usual, including choosing to transfer your account value in an impacted variable investment option to other investment options under your contract. Once each substitution occurs, the variable investment option that invests in the underlying portfolio that was substituted will no longer be available for investment and the remaining account value in the Removed Portfolio will be transferred to the Replacement Portfolio. You are permitted to make transfers out of each Removed Portfolio to one or more other Portfolios.

Note: We will not exercise any rights reserved by us under the contract to impose additional restrictions on transfers until at least 30 days after the Substitution Date, and any transfers out of a Replacement Portfolio during the 30-day period following the Substitution Date will not count against any limited number of transfers or a limited number of transfers permitted without a transfer charge, as applicable. Please contact the customer service center referenced in your Prospectus for more information about your variable investment options and for information on how to transfer your account value.

The Removed Portfolios (current underlying Portfolios) and corresponding Replacement Portfolios (new underlying Portfolios) are:

Removed Portfolio		Replacement Portfolio
ClearBridge Variable Appreciation Portfolio (Class II)	will be substituted for:	EQ/Fidelity Institutional AM® Large Cap (Class IB)

New Biz/In Force/MAD	Catalog No. 800242
#926829

Removed Portfolio		Replacement Portfolio
ClearBridge Variable Mid Cap Portfolio (Class II)	will be substituted for:	EQ/Mid Cap Index (Class IB)
EQ/AB Sustainable U.S. Thematic (Class IB)	will be substituted for:	EQ/ClearBridge Large Cap Growth ESG (Class IB)
First Trust Multi Income Allocation Portfolio (Class I)	will be substituted for:	EQ/Conservative Growth Strategy (Class IB)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)	will be substituted for:	EQ/Goldman Sachs Moderate Growth Allocation (Class IB)
Invesco V.I. High Yield Fund (Series II)	will be substituted for:	1290 VT High Yield Bond (Class IB)
Invesco V.I. Main Street Mid Cap Fund® (Series II)	will be substituted for:	EQ/Mid Cap Index (Class IB)
Invesco V.I. Small Cap Equity Fund (Series II)	will be substituted for:	1290 VT GAMCO Small Company Value (Class IB)
MFS® Investors Trust Series (Service Class)	will be substituted for:	EQ/Fidelity Institutional AM® Large Cap (Class IB)

For some period of time after each substitution occurs, you may still receive correspondence or documents using the corresponding substituted fund name.

Note: You will not bear any of the expenses related to the substitutions, and the substitution will have no tax consequences for you.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 22, 2025 to the current variable annuity prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure notices listed below

This Supplement updates certain information in the Appendix “Investment options available under the contract” in the most recent prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure notices for variable annuity contracts and in any, notice and supplements to those prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure notices (collectively, the “Prospectuses” listed in this Supplement). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix “Investment options available under the contract” in the Prospectuses. No new Portfolio Companies are being added as investment options under any contract.

EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”) Fund Name, Investment Policy, Principal Investment Strategy, and Sub-Adviser Changes

Effective on or about October 27, 2025, subject to all regulatory and other approvals, the Portfolio’s name will change to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio” and the Portfolio’s investment objective and principal investment strategy will change. The current sub-adviser will also be removed, while the Investment Adviser, Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager.

When the Portfolio changes are effective, the following changes to the Prospectuses are also effective:

•	The name of the Portfolio will change to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio”, and all references to EQ/Franklin Moderate Allocation Portfolio are deleted and replaced with “EQ/JPMorgan Hedged Equity and Premium Income Portfolio”.

•	All references to Franklin Advisers, Inc. (“Franklin”) as the sub-adviser to the Portfolio are deleted.

Please read the Prospectuses accordingly.

“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

Variable Annuity Product List

Retirement Cornerstone® Series 15.0

Retirement Cornerstone® Series 15A

Retirement Cornerstone® Series 15B

Retirement Cornerstone® Series 15.0 Series E

Retirement Cornerstone® Series 15A Series E

Retirement Cornerstone® Series 15B Series E

Retirement Cornerstone® Series 17

Retirement Cornerstone® Series 17 Series E

Retirement Cornerstone® Series 19

Retirement Cornerstone® Series 19 Series E

New Biz/Inforce/MAD	Catalog No. 800245
#928039